13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended     12/31/2008
Check here if Amendment [X]; Amendment Number:1
This Amendment:         [ ] is a restatement.
                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Pointer Capital, LLC
Address:   3050 Peachtree Road, Suite 200
           Atlanta, Georgia 30305

Form 13F File Number:                       028-12897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Malon W. Courts
Title: Partner
Phone: 404.614.6183

Malon W. Courts                 Atlanta, GA                   2/22/2011
--------------------       -----------------------          ---------------
Signature                      City     State                     Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            19

Form 13F Information Table Value Total:        41,833

List of Other Included Managers:                 None

                                 TITLE OF                   MKT VAL                                   OTHER      VOTING AUTHORITY
ISSUER NAME                        CLASS         CUSIP     (X $1000)  SHARES  INVESTMENT  DISCRETION  MNGRS     SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
B F GOODRICH CO                COM            382388106   1,874.00     50,645    SOLE                           14500          36145
BE AEROSPACE INC               COM             73302101     599.00     78,000    SOLE                           78000
CLEVELANDS CLIFFS INC-W/RTS TO COM            185896107   2,010.00     78,535    SOLE                           32590          45945
DOLLAR FINL CORP               COM            256664103   2,861.00    277,782    SOLE                           90000         187782
BIO IMAGING TECHNOLOGIES INC   COM            09056N103   1,005.00    274,600    SOLE                          274600
EV ENERGY PARTNERS L P         COM UNITS      26926V107   5,593.00    381,333    SOLE                           95000         286333
EZCORP INC-CL A                CL A NON VTG   302301106   1,513.00     99,535    SOLE                                          99535
GENERAL DYNAMICS               COM            369550108   1,787.00     31,040    SOLE                            9500          21540
GLOBAL SOURCES LTD             ORD            G39300101   1,883.00    345,740    SOLE                           90730         255010
LIFE SCIENCES RESH INC         COM            532169109     696.00     74,500    SOLE                           74500
LITHIA MOTORS INC-CL A         CLA            536797103   3,010.00    923,672    SOLE                          219420         704252
MICROSOFT CORP                 COM            594918104   1,078.00     55,500    SOLE                                          55500
MCDERMOTT INTERNATIONAL INC    COM            580037109   6,964.00    704,887    SOLE                          167515         537372
KNOLOGY INC                    COM            499183804     764.00    148,100    SOLE                          148100
NII HLDGS INC                  CL B NEW       62913F201   3,173.00    174,605    SOLE                           37225         137380
WALTER INDUSTRIES              COM            93317q105   6,023.00    344,035    SOLE                           84000         260035
UNITED ONLINE INC              COM            911268100     593.00     97,720    SOLE                           97720
HEELYS INC                     COM            42279m107     156.00     69,135    SOLE                           69135
PHYSICIANS FORMULA HOLDINGS    COM            719427106     251.00     90,000    SOLE                           90000